Related Party Transactions (Details) - Schedule of related parties with transactions and related party relationships	6 Months Ended
Jun. 30, 2022
Mr. Hengfang Li [Member]
Schedule of related parties with transactions and related party relationships [Abstract]
Name of related party	CEO and Chairman of the Board of Directors
Ms. Hong Ma [Member]
Schedule of related parties with transactions and related party relationships [Abstract]
Name of related party	Wife of the CEO
Q Green Techcon Private Limited [Member]
Schedule of related parties with transactions and related party relationships [Abstract]
Name of related party	Owned by the minority Shareholder of REIT India
Shexian Ruibo Environmental Science and Technology Co., Ltd (Shexian Ruibo) [Member]
Schedule of related parties with transactions and related party relationships [Abstract]
Name of related party	The Company owns 41.67% ownership interest in Shexian Ruibo
Hunyuan Baiyang Food Co., Ltd. [Member]
Schedule of related parties with transactions and related party relationships [Abstract]
Name of related party	An entity controlled by the CEO
Handan Ruisheng Construction Material Co., Ltd. [Member]
Schedule of related parties with transactions and related party relationships [Abstract]
Name of related party	An entity controlled by Shexian Ruibo
Zhongtou Ruitu Information Service (Beijing) Co., Ltd [Member]
Schedule of related parties with transactions and related party relationships [Abstract]
Name of related party	An entity controlled by the CEO's son, Mr. Xinyang Li and CEO's daughter, Ms. Xinran Li
Bei Qi Yin Jian Yi Le (Haikou) Smart Move Science Technology Co., Ltd. [Member]
Schedule of related parties with transactions and related party relationships [Abstract]
Name of related party	Hainan Yile IoT owns 45% ownership interest in this company
Handan Ruisheng Construction Material Technology Co., Ltd. [ Member]
Schedule of related parties with transactions and related party relationships [Abstract]
Name of related party	An entity controlled by Shexian Ruibo